Investments - Provision for Credit Losses - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Write-offs charged against allowance	$ 0	$ 0	$ 2,600,000	$ 0	$ 0		$ 3,700,000
Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Origination for gross loan and financing receivables in 2025	74,900,000		74,900,000			$ 51,900,000
Origination for gross loan and financing receivables in 2024	142,100,000		142,100,000			86,700,000
Origination for gross loan and financing receivables in 2023	85,200,000		85,200,000
Origination for gross loan and financing receivables in 2022	0		0			18,000,000
Origination for gross loan and financing receivables in 2021	31,100,000		31,100,000			0
Origination for gross loan and financing receivables in prior to 2021	51,900,000		51,900,000			72,700,000
Non Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Origination for gross loan and financing receivables in 2025	658,800,000		658,800,000			788,700,000
Origination for gross loan and financing receivables in 2024	768,300,000		768,300,000		$ 573,600,000
Origination for gross loan and financing receivables in 2023	540,900,000		540,900,000			99,100,000
Origination for gross loan and financing receivables in 2022	85,700,000		85,700,000			52,200,000
Origination for gross loan and financing receivables in 2021	39,900,000		39,900,000			12,000,000
Origination for gross loan and financing receivables in prior to 2021	218,600,000		218,600,000			200,800,000
ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for credit losses	2,000,000		3,800,000			8.3
Write-offs charged against allowance	2,600,000		2,600,000			0
Recoveries of amounts previously written off	0		0			0
Origination for gross loan and financing receivables in 2023						0
ASU 2016-13 | Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and financing receivables	385,200,000		385,200,000			229,300,000
ASU 2016-13 | Non Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and financing receivables	$ 2,300,000,000		$ 2,300,000,000			$ 1,700,000